Filed with the U.S. Securities and Exchange Commission on March 20, 2018

1933 Act Registration File No. 333-206240
1940 Act File No. 811- 23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	43	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	46	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5208

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 43 to the Series Portfolios Trust’s (the “Trust”) Registration Statement on Form N-1A incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 36, filed on February 28, 2018. The sole purpose of this Post-Effective Amendment No. 43 is to file exhibits.

SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Highmore Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)	Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Post-effective Amendment No. 18 filed on October 31, 2016.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement between the Trust, on behalf of the Highmore Managed Volatility Fund, and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(A)
First Amendment to the Investment Advisory Agreement on behalf of the Highmore Managed Volatility Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(B)	Second Amendment to the Investment Advisory Agreement on behalf of the Highmore Managed Volatility Fund and Highmore Sustainable All-Cap Equity Fund – filed herewith.

(ii)
Investment Sub-Advisory Agreement between FT AlphaParity, LLC and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(iii)
Investment Sub-Advisory Agreement between Carmika Partners, LLP and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(iv)
Investment Sub-Advisory Agreement between Rosen Capital Advisors, LLC and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(v)
Trading Sub-Advisory Agreement between Centurion Investment Management, LLC and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(vi)
Investment Sub-Advisory Agreement between SFE Investment Counsel Inc. and Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(e)
Distribution Agreement dated October 11, 2016 between the Trust, on behalf of the Highmore Managed Volatility Fund and Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(A)	Amendment to the Distribution Agreement on behalf of the Highmore Sustainable All-Cap Equity Fund – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.
(g)	Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment dated October 11, 2016 to the Custodian Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
(B)	Amendment to the Custodian Agreement on behalf of the Highmore Sustainable All-Cap Equity Fund – filed herewith.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment dated October 11, 2016 to the Fund Administration Servicing Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
(B)	Amendment to the Fund Administration Servicing Agreement on behalf of the Highmore Sustainable All-Cap Equity Fund – filed herewith.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment dated October 11, 2016 to the Fund Accounting Servicing Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
(B)	Amendment to the Fund Accounting Servicing Agreement on behalf of the Highmore Sustainable All-Cap Equity Fund – filed herewith.

(iii)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment dated October 11, 2016 to the Transfer Agent Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
(B)	Amendment to the Transfer Agent Agreement on behalf of the Highmore Sustainable All-Cap Equity Fund – filed herewith.

(iv)	Power of Attorney (all Trustees) dated September 15, 2015 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
(v)	Amended and Restated Operating Expenses Limitation Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.
(vi)	Shareholder Servicing Plan dated October 12, 2016 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(A)
Amendment to the Shareholder Servicing Plan on behalf of the Highmore Sustainable All-Cap Equity Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(i)
Opinion and Consent of Counsel by Goodwin Procter LLP for the Highmore Managed Volatility Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(i)
Opinion and Consent of Counsel by Goodwin Procter LLP for the Highmore Sustainable All-Cap Equity Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(j)		Consent of Independent Registered Public Accounting Firm by Cohen & Company, Ltd. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
(m)		Rule 12b-1 Plan by the Trust on behalf of the Highmore Managed Volatility Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(A)	Amendment to the 12b-1 Plan on behalf of the Highmore Sustainable All-Cap Equity Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(n)	Rule 18f-3 Plan by the Trust on behalf of the Highmore Managed Volatility Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.

(A)
Amendment to the Rule 18f-3 Plan on behalf of the Highmore Sustainable All-Cap Equity Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(ii)	Code of Ethics for Highmore Group Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
	(iii)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(iv)	Code of Ethics for FT AlphaParity, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.
	(v)	Code of Ethics for Carmika Partners, LLP – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.
	(vi)	Code of Ethics for Rosen Capital Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2016.
	(vii)	Code of Ethics for Centurion Investment Management, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.
	(viii)	Code of Ethics for SFE Investment Counsel Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws, and Paragraph 8 of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LKCM Funds
Aegis Funds	LoCorr Investment Trust
Allied Asset Advisors Funds	Lord Asset Management Trust
Alpha Architect ETF Trust	MainGate Trust
Alpine Equity Trust	Managed Portfolio Series
Alpine Income Trust	Manager Directed Portfolios
Alpine Series Trust	Matrix Advisors Fund Trust
Amplify ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.

Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Rainier Investment Management Mutual Funds
FundX Investment Trust	RBB Fund, Inc.
Glenmede Fund, Inc.	RBC Funds Trust
Glenmede Portfolios	Series Portfolio Trust
GoodHaven Funds Trust	Sims Total Return Fund, Inc.
Greenspring Fund, Inc.	Stone Ridge Trust
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Investment Adviser	Highmore Group Advisors, LLC 120 Fifth Avenue, 6th Floor New York, NY 10011

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of March, 2018.

Series Portfolios Trust

By: /s/ John J. Hedrick*
John J. Hedrick
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 43 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	March 20, 2018
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	March 20, 2018
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	March 20, 2018
Koji Felton

/s/ Dana L. Armour*	Trustee	March 20, 2018
Dana L. Armour

/s/ John J. Hedrick*	President and Principal	March 20, 2018
John J. Hedrick	Executive Officer

/s/ David A. Cox*	Treasurer and Principal	March 20, 2018
David A. Cox	Financial Officer

*By: /s/ John J. Hedrick
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Second Amendment to Investment Advisory Agreement	EX.99.d(i)(B)
Amendment to Distribution Agreement	EX.99.e(A)
Amendment to the Custodian Agreement	EX.99.g(B)
Amendment to the Fund Administration Servicing Agreement	EX.99.h(i)(B)
Amendment to the Fund Accounting Servicing Agreement	EX.99.h(ii)(B)
Amendment to the Transfer Agent Agreement	EX.99.h.(iii)(B)